Annual Operating Expenses - HSAFunds-ComboPRO - HSAFunds-ComboPRO - Aggressive Growth Allocation Fund - Aggressive Growth Allocation Fund	Nov. 29, 2023
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Acquired fund fees and expenses	0.03%
Total annual operating expenses	0.14%	[1]
Fee waiver and/or expense reimbursement	0.11%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.03%	[1]

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through January 31, 2027. In addition, FMR has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through January 31, 2025. FMR may not terminate these arrangements before their respective expiration dates without the approval of the Board of Trustees and may extend them in its discretion after those dates.